Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of goodwill and intangible assets with indefinite useful lives and by segment	Goodwill and intangible assets with indefinite useful lives at December 31, 2025 and 2024 are summarized below:

	Goodwill
(€ million)	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
At January 1, 2024	15,211	(38)	15,173	15,796	25	30,994
Additions	290	—	290	61	1	352
Impairment losses and assets write-offs	—	(514)	(514)	—	—	(514)
Translation differences and other	395	—	395	761	(2)	1,154
At December 31, 2024	15,896	(552)	15,344	16,618	24	31,986
Additions(1)	93	—	93	—	—	93
Impairment losses and assets write-offs	—	(94)	(94)	—	—	(94)
Translation differences and other	(1,342)	8	(1,334)	(1,475)	—	(2,809)
At December 31, 2025	14,647	(638)	14,009	15,143	24	29,176
(1) Amounts related to Auto Avaliar for €45 million and F2MeS for €48 million, refer to Note 3, Scope of consolidation for additional information
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2025		At December 31, 2024
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	9,786	11,092	11,074	12,546
Enlarged Europe	2,114	2,922	2,059	2,943
Middle East & Africa	107	—	107	—
South America	1,370	51	1,332	51
China and India & Asia Pacific	150	—	164	—
Maserati	—	972	—	972
Other activities	482	106	608	106
Total	14,009	15,143	15,344	16,618